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                                     [LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2001

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO











APO-2750-6/01
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                                     [LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-5.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                             /s/ Joseph J. Gasper
                         Joseph J. Gasper, President
                                August 14, 2001



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                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying con-tracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those avail-able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTs, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.


                                       5
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--------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-5
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30, 2001
                                  (UNAUDITED)


ASSETS:
        Investments at fair value:
        American Century Variable Portfolios, Inc.- American Century VP Balanced (ACVPBal)
                43,185 shares (cost $315,424) ..................................................................   $  290,206

        American Century Variable Portfolios, Inc.-
        American Century VP Capital Appreciation (ACVPCapAp)
                104,445 shares (cost $1,110,152) ...............................................................      933,740

        Dreyfus Stock Index Fund (DryStkIx)
                51,090 shares (cost $1,681,857) ................................................................    1,609,339

        Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
                16,156 shares (cost $180,828) ..................................................................      184,662

        Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
                312,152 shares (cost $312,152) .................................................................      312,152

        Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
                125,917 shares (cost $1,878,527) ...............................................................    1,344,790

        Neuberger Berman Advisers Management Trust - Balanced Portfolio (NBAMTBal)
                64,232 shares (cost $926,967) ..................................................................      651,309

        Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                119,714 shares (cost $2,780,931) ...............................................................    2,839,614
                                                                                                                   ----------

                        Total investments ......................................................................    8,165,812

        Accounts receivable ....................................................................................        -
                                                                                                                   ----------

                        Total assets ...........................................................................    8,165,812

        ACCOUNTS PAYABLE .......................................................................................          170
                                                                                                                   ----------

        CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................................   $8,165,642
                                                                                                                   ==========










See accompanying notes to financial statements.
--------------------------------------------------------------------------------



                                       6
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--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                   Total          ACVPBal       ACVPCapAp      DryStkIx       FidVIPEI
                                                -----------       --------      --------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................   $    98,917          8,879           --           8,510         52,597
  Mortality and expense risk charges
    (note 2) ................................       (56,281)        (2,086)       (6,708)       (11,072)       (19,593)
                                                -----------       --------      --------       --------       --------
    Net investment activity .................        42,636          6,793        (6,708)        (2,562)        33,004
                                                -----------       --------      --------       --------       --------

  Proceeds from mutual funds shares sold ....     1,356,685         93,214       213,395        229,931        387,707
  Cost of mutual fund shares sold ...........    (1,400,807)      (103,690)     (225,567)      (179,956)      (328,116)
                                                -----------       --------      --------       --------       --------
    Realized gain (loss) on investments ....       (44,122)       (10,476)       (12,172)        49,975         59,591
  Change in unrealized gain (loss)
    on investments .........................    (1,370,872)       (15,759)      (528,745)      (178,040)      (296,123)
                                                -----------       --------      --------       --------       --------
    Net gain (loss) on investments .........    (1,414,994)       (26,235)      (540,917)      (128,065)      (236,532)
                                                -----------       --------      --------       --------       --------
  Reinvested capital gains ..................       773,617         10,540       357,709            313        147,772
                                                -----------       --------      --------       --------       --------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................   $  (598,741)        (8,902)     (189,916)      (130,314)       (55,756)
                                                ===========       ========      ========       ========       ========




                                                                       NSATGvtBd    NSATMyMkt    NSATTotRe     NBAMTBal
                                                                       ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................................       4,517        5,675        5,121    $  13,618
  Mortality and expense risk charges (note 2) ......................      (1,224)      (1,662)      (9,367)      (4,569)
                                                                         -------      -------     --------     --------
    Net investment activity ........................................       3,293        4,013       (4,246)       9,049
                                                                         -------      -------     --------     --------

  Proceeds from mutual funds shares sold ...........................      55,920       36,800      180,332      159,386
  Cost of mutual fund shares sold ..................................     (55,827)     (36,800)    (227,084)    (243,767)
                                                                         -------      -------     --------     --------
  Realized gain (loss) on investments ..............................          93         --        (46,752)     (84,381)
  Change in unrealized gain (loss)
    on investments .................................................         638         --        (83,810)    (269,033)
                                                                         -------      -------     --------     --------
    Net gain (loss) on investments .................................         731         --       (130,562)    (353,414)
                                                                         -------      -------     --------     --------
  Reinvested capital gains .........................................        --           --           --        257,283
                                                                         -------      -------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........................       4,024        4,013     (134,808)   $ (87,082)
                                                                         =======      =======     ========    =========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------



                                       7
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--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                  Total                         ACVPBal                      ACVPCapAp
                                          ---------------------           --------------------         --------------------
                                          2001             2000           2001            2000         2001            2000
                                          ----             ----           ----            ----         ----            ----

INVESTMENT ACTIVITY:
  Net investment income ............   $    42,636         63,951          6,793          8,282         (6,708)       (10,584)
  Realized gain (loss) on
    investments ....................       (44,122)       777,731        (10,476)        22,582        (12,172)        59,446
  Change in unrealized gain (loss)
    on investments .................    (1,370,872)    (1,180,155)       (15,759)       (84,827)      (528,745)       132,534
  Reinvested capital gains .........       773,617        550,253         10,540         68,739        357,709         47,256
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ....      (598,741)       211,780         (8,902)        14,776       (189,916)       228,652
                                       -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................       293,032        792,023          8,106         43,363         14,909         96,632
  Transfers between funds ..........          --             --           (3,616)        12,607        (40,689)       135,043
  Redemptions ......................    (1,060,426)    (2,477,285)       (64,212)      (187,796)      (135,188)      (169,439)
  Annuity benefits .................        (5,650)        (6,954)           (48)          (298)        (1,532)        (2,111)
  Annual contract maintenance
    charges (note 2) ...............        (6,409)        (9,401)          (137)          (229)          (692)          (880)
  Contingent deferred sales charges
    (note 2) .......................        (9,670)       (36,876)          (324)        (3,169)        (1,870)        (3,319)
  Adjustments to maintain reserves          (4,334)        (4,196)        (2,188)         2,470         13,139         31,779
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ........      (793,457)    (1,742,689)       (62,419)      (133,052)      (151,923)        87,705
                                       -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ..........................     (1,392,198)    (1,530,909)       (71,321)      (118,276)      (341,839)       316,357
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................     9,557,840     14,674,276        360,142        515,022      1,292,807      1,413,040
                                       -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ........................   $ 8,165,642     13,143,367        288,821        396,746        950,968      1,729,397
                                       ===========     ==========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ..................       336,612        483,671         35,259         25,218         50,364         60,116
                                           -------        -------         ------         ------         ------         ------
  Units purchased ..................        17,559         15,989          1,204          1,308          2,290          3,676
  Units redeemed ...................       (48,963)       (77,741)        (7,389)        (8,279)        (8,541)        (1,430)
                                           -------        -------         ------         ------         ------         ------
  Ending units .....................       305,208        421,919         29,074         18,247         44,113         62,362
                                           =======        =======         ======         ======         ======         ======

                                                  DryStkix
                                            --------------------
                                            2001            2000
                                            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ............         (2,562)        (5,530)
  Realized gain (loss) on
    investments ....................         49,975        259,560
  Change in unrealized gain (loss)
    on investments .................       (178,040)      (297,839)
  Reinvested capital gains .........            313          3,265
                                        -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ....       (130,314)       (40,544)
                                        -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................         82,585        227,677
  Transfers between funds ..........        (17,373)        76,052
  Redemptions ......................       (195,384)      (489,441)
  Annuity benefits .................           (458)           106
  Annual contract maintenance
    charges (note 2) ...............         (1,217)        (1,888)
  Contingent deferred sales charges
    (note 2) .......................         (2,395)        (6,744)
  Adjustments to maintain reserves          (14,666)        33,875
                                        -----------    -----------
    Net equity transactions ........       (148,908)      (160,363)
                                        -----------    -----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ...........................       (279,222)      (200,907)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................      1,876,107      3,147,402
                                        -----------    -----------
CONTRACT OWNERS'EQUITY END
  OF PERIOD ........................      1,596,885      2,946,495
                                          =========      =========
CHANGES IN UNITS:
  Beginning units ..................         62,510         95,348
                                             ------         ------
  Units purchased ..................          3,398          1,010
  Units redeemed ...................         (7,837)        (7,053)
                                             ------         ------
  Ending units .....................         58,071         89,305
                                             ======         ======

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                  FidVIPEI                     NSATGvtBd                     NSATMyMkt
                                       --------------------------    --------------------------    --------------------------
                                           2001           2000           2001           2000           2001           2000
                                       -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ............   $    33,004         48,040          3,293         14,074          4,013          7,944
  Realized gain (loss) on
    investments ....................        59,591        205,957             93          2,133           --             --
  Change in unrealized gain (loss)
    on investments .................      (296,123)      (696,735)           638          2,939           --             --
  Reinvested capital gains .........       147,772        282,762           --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ....       (55,756)      (159,976)         4,024         19,146          4,013          7,944
                                       -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................        68,696        150,629          9,234         15,946         16,533        112,569
  Transfers between funds ..........       (17,598)      (208,178)          --            7,024        118,870        (52,544)
  Redemptions ......................      (346,290)      (750,281)       (30,026)       (73,488)       (27,168)      (275,756)
  Annuity benefits .................          (941)          (910)        (1,086)        (1,380)          --             --
  Annual contract maintenance
    charges (note 2) ...............        (2,346)        (3,071)          (175)          (265)          (260)          (582)
  Contingent deferred sales charges
    (note 2) .......................        (2,704)        (9,962)          (138)          (678)          (209)        (3,536)
  Adjustments to maintain
    reserves .......................         8,220        (13,041)          (399)       (21,850)            23              4
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ........      (292,963)      (834,814)       (22,590)       (74,691)       107,789       (219,845)
                                       -----------    -----------    -----------    -----------    -----------    -----------


NET CHANGE IN CONTRACT OWNERS'
  EQUITY ...........................      (348,719)      (994,790)       (18,566)       (55,545)       111,802       (211,901)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..............     3,196,211      4,692,366        203,262        632,227        200,380        517,079
                                       -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ........................   $ 2,847,492      3,697,576        184,696        576,682        312,182        305,178
                                       ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..................       125,550        196,654          5,302         17,925          8,431         22,769
                                       -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ..................         2,805          6,401            242            445          5,755          1,746
  Units redeemed ...................       (15,057)       (42,299)          (801)        (1,981)        (1,427)       (11,360)
                                       -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .....................       113,298        160,756          4,743         16,389         12,759         13,155
                                       ===========    ===========    ===========    ===========    ===========    ===========


                                                 NSATTotRe
                                       --------------------------
                                           2001           2000
                                       -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ............        (4,246)        (9,533)
  Realized gain (loss) on
    investments ....................       (46,752)       200,653
  Change in unrealized gain (loss)
    on investments .................       (83,810)      (136,729)
  Reinvested capital gains .........          --             --
                                         ---------      ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ....      (134,808)        54,391
                                         ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................        42,117         89,982
  Transfers between funds ..........        (9,428)       (60,451)
  Redemptions ......................      (166,277)      (405,564)
  Annuity benefits .................          --             --
  Annual contract maintenance
    charges (note 2) ...............        (1,030)        (1,702)
  Contingent deferred sales charges
    (note 2) .......................        (1,181)        (7,130)
  Adjustments to maintain
    reserves .......................           (46)            92
                                         ---------      ---------
    Net equity transactions ........      (135,845)      (384,773)
                                         ---------      ---------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ...........................      (270,653)      (330,382)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..............     1,615,432      2,698,650
                                         ---------      ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ....................     1,344,779      2,368,268
                                         =========      =========

CHANGES IN UNITS:
  Beginning units ..................        17,201         27,770
                                         ---------      ---------
  Units purchased ..................           476          1,233
  Units redeemed ...................        (2,022)        (5,270)
                                         ---------      ---------
  Ending units .....................        15,655         23,733
                                         =========      =========
                                                                                                           (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                  NBAMTBal
                                         --------------------------
                                             2001           2000
                                         -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ............     $     9,049         11,258
  Realized gain (loss) on
    investments ....................         (84,381)        27,400
  Change in unrealized gain (loss)
    on investments .................        (269,033)       (99,498)
  Reinvested capital gains .........         257,283        148,231
                                         -----------     ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ....         (87,082)        87,391
                                         -----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................          50,852         55,225
  Transfers between funds ..........         (30,166)        90,447
  Redemptions ......................         (95,881)      (125,520)
  Annuity benefits .................          (1,585)        (2,361)
  Annual contract maintenance
    charges (note 2) ...............            (552)          (784)
  Contingent deferred sales charges
    (note 2) .......................            (849)        (2,338)
  Adjustments to maintain
    reserves .......................          (8,417)       (37,525)
                                         -----------     ----------
    Net equity transactions ........         (86,598)       (22,856)
                                         -----------     ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ...........................        (173,680)        64,535
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..............         813,499      1,058,490
                                         -----------     ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ....................     $   639,819      1,123,025
                                         ===========     ==========

CHANGES IN UNITS:
  Beginning units ..................          31,995         37,871
                                         -----------     ----------
  Units purchased ..................           1,389            170
  Units redeemed ...................          (5,889)           (69)
                                         -----------     ----------
  Ending units .....................          27,495         37,972
                                         ===========     ==========

--------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-5

                         NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001 and 2000
                                  (UNAUDITED)

(1)      Summary of Significant Accounting Policies

         (a)      ORGANIZATION AND NATURE OF OPERATIONS

                  Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

                  The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

         (b)      The Contracts

                  Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

                        Portfolios of the American Century Variable Portfolios,
                           Inc. (American Century VP);
                           American Century VP -- American Century VP
                              Balance (ACVPBal)
                           American Centruy VP -- American Century VP
                              Capital Appreciation (ACVPCapAp)

                        Dreyfus Stock Index Fund (DryStikix)

                        Portfolio of the Fidelity(R) Variable Insurance Products
                           Fund (Fidelity VP);
                           Fidelity(R) VIP -- Equity-Income Portfolio:
                              Initial Class (FidVIPEI)

                        Funds of the Nationwide(R) Separate Account Trust
                           (Nationwide SAT) managed for a fee by an affiliated investment advisor);
                           Nationwide(R) SAT -- Government Bond Fund
                             (NSATGvtBD)
                           Nationwide(R) SAT -- Money Market Fund (NSATMyMkt) Nationwide(R) SAT -- Total Return Fund (NSATTotRe)

                        Portfolio of the Neuberger Berman Advisers Management
                           Trust (Neuberger Berman AMT);
                           Neuberger Berman AMT -- Balanced Portfolio (NBAMTBal)

                  At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                  A contact owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                  Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

         (c)      Security Valuation, Transactions and Related Investment Income

                  The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

         (d)      Federal Income Taxes

                  Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

                  The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

         (e)      Use of Estimates in the Preparation of Financial Statements

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         (f)      Calculation of Annuity Reserves

                  Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)      EXPENSES

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

         The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)      RELATED PARTY TRANSACTIONS

         The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)      FINANCIAL HIGHLIGHTS

         The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.



                                                                          Unit          Contract                      Total
                                                        Units          Fair Value    Owners' Equity     Expenses*    Return**
                                                        -----          ----------    -------------     ---------    --------
Asset Charge: 1.30%

American Century Variable Portfolios, Inc.-
American Century VP Balanced
    2001   . . . . . . . . . . . . . . . .              29,074           9.934013   $  288,821          1.35%        -2.28%
    2000   . . . . . . . . . . . . . . . .              18,111          21.214730      384,220          1.30%         0.58%
    1999   . . . . . . . . . . . . . . . .              22,901          18.663713      427,417          1.45%         0.75%
    1998   . . . . . . . . . . . . . . . .              21,831          17.173472      374,914          1.44%         9.72%
    1997   . . . . . . . . . . . . . . . .              17,575          14.895913      261,796          1.39%         5.98%

American Century Variable Portfolios, Inc.-
American Century VP Capital Appreciation
    2001   . . . . . . . . . . . . . . . .              44,113          21.321640      940,566          1.35%       -14.81%
    2000   . . . . . . . . . . . . . . . .              62,362          27.124399    1,691,532          1.40%        16.63%
    1999   . . . . . . . . . . . . . . . .              62,718          16.516179    1,035,862          1.30%        15.33%
    1998   . . . . . . . . . . . . . . . .              73,175          14.863627    1,087,646          1.17%         0.23%
    1997   . . . . . . . . . . . . . . . .              86,895          14.897166    1,294,490          1.37%        -4.08%

Dreyfus Stock Index Fund
    2001   . . . . . . . . . . . . . . . .              58,071          27.359190    1,588,773          1.33%        -7.44%
    2000   . . . . . . . . . . . . . . . .              89,305          32.615212    2,912,703          1.22%        -1.19%
    1999   . . . . . . . . . . . . . . . .              93,094          30.896018    2,876,234          1.46%        11.42%
    1998   . . . . . . . . . . . . . . . .              80,539          25.583023    2,060,431          1.44%        16.75%
    1997   . . . . . . . . . . . . . . . .              83,386          19.981826    1,666,204          1.48%        19.66%

Nationwide(R) Separate Account Trust -
Government Bond Fund

Tax qualified
    2001   . . . . . . . . . . . . . . . .              4,500           38.148518      171,651          1.35%        1.76%
    2000   . . . . . . . . . . . . . . . .              6,737           34.879444      234,983          1.33%        3.36%
    1999   . . . . . . . . . . . . . . . .              8,882           34.029647      302,251          1.33%       -2.81%
    1998   . . . . . . . . . . . . . . . .             11,149           33.654758      375,217          1.49%        3.32%
    1997   . . . . . . . . . . . . . . . .             14,622           30.746290      449,572          1.57%        2.17%

Non-tax qualified
    2001   . . . . . . . . . . . . . . . .                243           38.162607        9,292          1.35%        1.76%
    2000   . . . . . . . . . . . . . . . .              9,652           34.892329      336,781          1.33%        3.36%
    1999   . . . . . . . . . . . . . . . .              9,697           34.042202      330,107          1.30%       -2.81%
    1998   . . . . . . . . . . . . . . . .              9,677           33.667167      325,797          1.17%        3.32%
    1997   . . . . . . . . . . . . . . . .              9,815           30.757627      301,886          1.38%        2.17%

Nationwide(R) Separate Account Trust -
Money Market Fund

Tax qualified
    2001   . . . . . . . . . . . . . . . .             10,874           24.159238      262,717          1.12%        1.65%
    2000   . . . . . . . . . . . . . . . .             13,155           23.198381      305,175          0.99%        2.15%
    1999   . . . . . . . . . . . . . . . .             23,538           22.303916      524,990          1.33%        1.64%
    1998   . . . . . . . . . . . . . . . .             25,223           21.534407      543,162          1.34%        1.96%
    1997   . . . . . . . . . . . . . . . .             22,743           20.711249      471,036          1.55%        1.88%

Non-tax qualified
    2001   . . . . . . . . . . . . . . . .              1,884           26.249447       49,464          1.07%        1.65%



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      Unit          Contract                       Total
                                                         Units      Fair Value   Owners' Equity    Expenses*      Return**
                                                         -----      ----------   -------------     ---------      --------
Nationwide(R) Separate Account Trust -
Total Return Fund
  Tax qualified
    2001  . . . . . . . . . . . . . . .                   12,676      86.376227      1,094,906       1.32%          -8.49%
    2000  . . . . . . . . . . . . . . .                   19,266     100.328103      1,932,921       1.09%           2.69%
    1999  . . . . . . . . . . . . . . .                   23,466     101.844530      2,389,884       1.31%          10.03%
    1998  . . . . . . . . . . . . . . .                   23,246      90.561482      2,105,192       1.29%          14.03%
    1997  . . . . . . . . . . . . . . .                   28,227      73.759455      2,082,008       1.55%          18.64%

  Non-tax qualified
    2001  . . . . . . . . . . . . . . .                    2,979      83.891787        249,873       1.34%          -8.49%
    2000  . . . . . . . . . . . . . . .                    4,467      97.442368        435,275       1.10%           2.69%
    1999  . . . . . . . . . . . . . . .                    5,336      98.915179        527,811       1.30%          10.03%
    1998  . . . . . . . . . . . . . . .                    5,674      87.956670        499,066       1.43%          14.03%
    1997  . . . . . . . . . . . . . . .                    5,552      71.637923        397,734       1.47%          18.64%

Neuberger Berman Advisers Management Trust -
Balanced Portfolio
    2001  . . . . . . . . . . . . . . .                   27,495     22.799213         626,870       1.35%          -9.65%
    2000  . . . . . . . . . . . . . . .                   37,972     29.352154       1,114,560       1.44%           9.59%
    1999  . . . . . . . . . . . . . . .                   39,699     20.622941         818,711       1.40%           1.51%
    1998  . . . . . . . . . . . . . . .                   45,750     20.162589         922,438       1.30%           9.88%
    1997  . . . . . . . . . . . . . . .                   52,094     17.204573         896,255       1.42%          10.55%

Variable Insurance Products Fund -
Equity-Income Portfolio: Initial Class
    2001  . . . . . . . . . . . . . . .                  113,298     25.040516       2,837,044       1.32%          -1.55%
    2000  . . . . . . . . . . . . . . .                  160,756     22.981645       3,694,437       1.09%          -3.30%
    1999  . . . . . . . . . . . . . . .                  209,189     25.356511       5,304,304       1.27%          11.97%
    1998  . . . . . . . . . . . . . . .                  226,372     22.571268       5,109,503       1.33%           9.81%
    1997  . . . . . . . . . . . . . . .                  246,772     18.798061       4,638,835       1.52%          15.64%
                                                       =========     =========
2001 Reserves for annuity contracts in payout phase:

  Tax qualified . . . . . . . . . . . .                                                 45,665
                                                                                 -------------
    2001 Contract owners' equity  . . .                                          $   8,165,642
                                                                                 =============

----------

* This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

-------------------------------------------------------------------------------



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


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE:  ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   ---------------
                                                                   Bulk Rate
                                                                  U.S. Postage
                                                                    P A I D
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 ---------------



















































Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company